Related Party Transactions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Related Party Transactions

37. RELATED PARTY TRANSACTIONS

Balances and transactions within the Group had been eliminated upon consolidation. Details of transactions between the Group and other related parties were disclosed as follows:

a.	Related parties

In addition to those disclosed in Note 15, the related parties were as follows:

Related Parties	Relationship with the Company

ASE Cultural and Educational Foundation	Substantial related party
Fu Hwa Construction Co., Ltd.	Associate’s subsidiary

b.	The Group contributed NT$100,000 thousand (US$3,267 thousand) to ASE Cultural and Educational Foundation in 2016, 2017 and 2018, respectively, for environmental charity in promoting the related domestic environmental protection and public service activities (Note 39).

c.	In the third quarter of 2016, the Group acquired patents and specific technology from DECA at NT$403,543 thousand, which was primarily based on independent professional appraisal reports. As of December 31, 2017 and 2018, NT$93,000 thousand and NT$57,590 thousand (US$1,881 thousand) have not been paid and were accrued under the line item of other payables, respectively.

d.	The Group contracted with Fu Hwa Construction Co., Ltd. to construct a female employee dormitory on current leased land. Total consideration was primarily based on independent professional appraisal reports. During 2016, the employee dormitory has been capitalized for NT$875,000 thousand. The female employee dormitory has been completely constructed in 2016. As of December 31, 2016, NT$228,500 thousand has not been paid and was accrued under the line item of other payables, which was fully repaid in March 2017.

e.	In February 2016, USIE repurchased 1,801 thousand shares of USIE’s outstanding ordinary shares from the Group’s key management personnel with approximately NT$1,130,650 thousand.

f.	As disclosed in Note 32, the Company’s subsidiary, USIE, repurchased its own 1,283 thousand ordinary shares from the Group’s key management personnel in February 2018 with approximately NT$ 653,244 thousand (US$21,341 thousand).

g.	Compensation to key management personnel

	For the Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$	US$ (Note 4)

Short-term employee benefits	$790,460	$860,631	$1,041,216	$34,015
Post-employment benefits	4,790	2,858	3,884	127
Share-based payments	11,547	-	9,145	299

	$806,797	$863,489	$1,054,245	$34,441

The compensation to the Group’s key management personnel is determined according to personal performance and market trends.